UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW DIVERSIFIED

LARGE CAP VALUE FUND

FORM N-Q

JUNE 30, 2012

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of Investments (unaudited)	June 30, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.4%
CONSUMER DISCRETIONARY - 6.4%
Auto Components - 0.3%
Johnson Controls Inc.	36,300	$1,005,873
Lear Corp.	4,600	173,558
TRW Automotive Holdings Corp.	8,600	316,136	*

Total Auto Components		1,495,567

Automobiles - 0.4%
Ford Motor Co.	200,000	1,918,000

Diversified Consumer Services - 0.1%
H&R Block Inc.	22,900	365,942

Hotels, Restaurants & Leisure - 0.3%
Darden Restaurants Inc.	13,400	678,442
Hyatt Hotels Corp., Class A Shares	12,500	464,500	*
Royal Caribbean Cruises Ltd.	15,300	398,259

Total Hotels, Restaurants & Leisure		1,541,201

Household Durables - 0.3%
Jarden Corp.	4,300	180,686
Mohawk Industries Inc.	8,900	621,487	*
Newell Rubbermaid Inc.	13,600	246,704
Toll Brothers Inc.	15,100	448,923	*
Tupperware Brands Corp.	2,700	147,852

Total Household Durables		1,645,652

Leisure Equipment & Products - 0.2%
Mattel Inc.	27,700	898,588

Media - 3.0%
DIRECTV, Class A Shares	45,800	2,235,956	*
DISH Network Corp., Class A Shares	30,900	882,195
Gannett Co. Inc.	12,500	184,125
Interpublic Group of Cos. Inc.	23,600	256,060
Omnicom Group Inc.	20,800	1,010,880
Time Warner Cable Inc.	11,800	968,780
Time Warner Inc.	139,000	5,351,500
Viacom Inc., Class B Shares	88,900	4,180,078

Total Media		15,069,574

Multiline Retail - 1.4%
Big Lots Inc.	5,700	232,503	*
Dillard’s Inc., Class A Shares	2,200	140,096
Kohl’s Corp.	22,600	1,028,074
Macy’s Inc.	77,800	2,672,430
Target Corp.	46,300	2,694,197

Total Multiline Retail		6,767,300

Specialty Retail - 0.4%
Advance Auto Parts Inc.	5,200	354,744
Bed Bath & Beyond Inc.	16,300	1,007,340	*
Signet Jewelers Ltd.	6,700	294,867
Staples Inc.	32,500	424,125

Total Specialty Retail		2,081,076

TOTAL CONSUMER DISCRETIONARY		31,782,900

CONSUMER STAPLES - 5.2%
Beverages - 0.4%
Coca-Cola Enterprises Inc.	21,000	588,840
Constellation Brands Inc., Class A Shares	20,800	562,848	*
Dr. Pepper Snapple Group Inc.	16,400	717,500
Molson Coors Brewing Co., Class B Shares	7,400	307,914

Total Beverages		2,177,102

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2012

SECURITY	SHARES	VALUE
Food & Staples Retailing - 3.9%
Kroger Co.	47,700	$1,106,163
Safeway Inc.	16,900	306,735
Sysco Corp.	43,300	1,290,773
Wal-Mart Stores Inc.	240,600	16,774,632

Total Food & Staples Retailing		19,478,303

Food Products - 0.8%
Bunge Ltd.	10,200	639,948
Campbell Soup Co.	22,100	737,698
ConAgra Foods Inc.	30,300	785,679
Ingredion Inc.	8,300	411,016
J.M. Smucker Co.	11,000	830,720
Smithfield Foods Inc.	12,700	274,701	*
Tyson Foods Inc., Class A Shares	28,400	534,772

Total Food Products		4,214,534

Household Products - 0.1%
Energizer Holdings Inc.	4,600	346,150	*

TOTAL CONSUMER STAPLES		26,216,089

ENERGY - 13.7%
Energy Equipment & Services - 0.2%
National-Oilwell Varco Inc.	15,100	973,044
Tidewater Inc.	3,900	180,804

Total Energy Equipment & Services		1,153,848

Oil, Gas & Consumable Fuels - 13.5%
Chevron Corp.	190,100	20,055,550
ConocoPhillips	149,500	8,354,060
Denbury Resources Inc.	20,800	314,288	*
Devon Energy Corp.	31,400	1,820,886
Exxon Mobil Corp.	327,500	28,024,175
Marathon Oil Corp.	52,900	1,352,653
Murphy Oil Corp.	8,200	412,378
Occidental Petroleum Corp.	56,700	4,863,159
Plains Exploration & Production Co.	9,900	348,282	*
Tesoro Corp.	9,800	244,608	*
Valero Energy Corp.	42,000	1,014,300
Whiting Petroleum Corp.	8,200	337,184	*

Total Oil, Gas & Consumable Fuels		67,141,523

TOTAL ENERGY		68,295,371

EXCHANGE-TRADED FUNDS - 1.8%
iShares Trust - iShares Russell 1000 Value Index Fund	129,600	8,842,608

FINANCIALS - 18.8%
Capital Markets - 2.3%
Ameriprise Financial Inc.	19,200	1,003,392
Bank of New York Mellon Corp.	83,500	1,832,825
BlackRock Inc.	11,500	1,952,930
Eaton Vance Corp.	8,000	215,600
Franklin Resources Inc.	16,700	1,853,533
Goldman Sachs Group Inc.	13,700	1,313,282
Invesco Ltd.	31,300	707,380
Northern Trust Corp.	16,900	777,738
State Street Corp.	40,000	1,785,600

Total Capital Markets		11,442,280

Commercial Banks - 5.2%
BB&T Corp.	55,400	1,709,090
BOK Financial Corp.	4,800	279,360
CIT Group Inc.	16,100	573,804	*
Commerce Bancshares Inc.	7,500	284,250
Cullen/Frost Bankers Inc.	2,900	166,721

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2012

SECURITY	SHARES	VALUE
Commercial Banks - 5.2% (continued)
East-West Bancorp Inc.	7,700	$180,642
Fifth Third Bancorp	64,400	862,960
Huntington Bancshares Inc.	60,500	387,200
KeyCorp	66,800	517,032
PNC Financial Services Group Inc.	42,300	2,584,953
SunTrust Banks Inc.	37,700	913,471
U.S. Bancorp	156,100	5,020,176
Wells Fargo & Co.	372,100	12,443,024

Total Commercial Banks		25,922,683

Consumer Finance - 1.5%
American Express Co.	97,400	5,669,654
Discover Financial Services	40,800	1,410,864
SLM Corp.	34,100	535,711

Total Consumer Finance		7,616,229

Diversified Financial Services - 4.1%
Citigroup Inc.	193,900	5,314,799
JPMorgan Chase & Co.	398,800	14,249,124
Nasdaq OMX Group Inc.	14,900	337,783
Principal Financial Group Inc.	25,500	668,865

Total Diversified Financial Services		20,570,571

Insurance - 5.6%
ACE Ltd.	26,900	1,994,097
AFLAC Inc.	32,700	1,392,693
Allstate Corp.	23,500	824,615
American Financial Group Inc.	21,400	839,522
Assurant Inc.	4,300	149,812
Chubb Corp.	61,400	4,471,148
Cincinnati Financial Corp.	7,500	285,525
Everest Re Group Ltd.	4,900	507,101
Fidelity National Financial Inc., Class A Shares	15,600	300,456
HCC Insurance Holdings Inc.	13,400	420,760
Lincoln National Corp.	19,900	435,213
Loews Corp.	87,900	3,595,989
Markel Corp.	1,700	750,890	*
PartnerRe Ltd.	3,500	264,845
Prudential Financial Inc.	32,700	1,583,661
Reinsurance Group of America Inc.	8,100	431,001
RenaissanceRe Holdings Ltd.	11,100	843,711
Torchmark Corp.	23,100	1,167,705
Travelers Cos. Inc.	73,900	4,717,776
Unum Group	96,700	1,849,871
Validus Holdings Ltd.	8,300	265,849
W.R. Berkley Corp.	17,000	661,640

Total Insurance		27,753,880

Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp Inc.	30,800	385,924
People’s United Financial Inc.	19,200	222,912

Total Thrifts & Mortgage Finance		608,836

TOTAL FINANCIALS		93,914,479

HEALTH CARE - 15.5%
Biotechnology - 1.6%
Amgen Inc.	72,000	5,258,880
Gilead Sciences Inc.	58,000	2,974,240	*

Total Biotechnology		8,233,120

Health Care Equipment & Supplies - 3.0%
Baxter International Inc.	42,300	2,248,245
Becton, Dickinson & Co.	17,900	1,338,025
Boston Scientific Corp.	114,700	650,349	*
CareFusion Corp.	15,800	405,744	*

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2012

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 3.0% (continued)
Covidien PLC	37,100	$1,984,850
Medtronic Inc.	73,500	2,846,655
St. Jude Medical Inc.	24,700	985,777
Stryker Corp.	20,300	1,118,530
Thermo Fisher Scientific Inc.	25,700	1,334,087
Zimmer Holdings Inc.	31,600	2,033,776

Total Health Care Equipment & Supplies		14,946,038

Health Care Providers & Services - 4.4%
Aetna Inc.	41,800	1,620,586
AmerisourceBergen Corp.	13,500	531,225
Cardinal Health Inc.	18,500	777,000
Coventry Health Care Inc.	14,300	454,597
HCA Holdings Inc.	20,600	626,858
Humana Inc.	17,000	1,316,480
Laboratory Corporation of America Holdings	11,100	1,027,971	*
McKesson Corp.	40,700	3,815,625
Omnicare Inc.	7,900	246,717
Quest Diagnostics Inc.	12,300	736,770
UnitedHealth Group Inc.	115,900	6,780,150
Universal Health Services Inc., Class B Shares	6,200	267,592
WellPoint Inc.	58,700	3,744,473

Total Health Care Providers & Services		21,946,044

Pharmaceuticals - 6.5%
Bristol-Myers Squibb Co.	90,200	3,242,690
Eli Lilly & Co.	81,200	3,484,292
Endo Pharmaceuticals Holdings Inc.	11,500	356,270	*
Forest Laboratories Inc.	44,300	1,550,057	*
Merck & Co. Inc.	213,000	8,892,750
Mylan Inc.	30,100	643,237	*
Pfizer Inc.	598,700	13,770,100
Warner Chilcott PLC, Class A Shares	17,600	315,392	*

Total Pharmaceuticals		32,254,788

TOTAL HEALTH CARE		77,379,990

INDUSTRIALS - 14.0%
Aerospace & Defense - 2.4%
General Dynamics Corp.	37,200	2,453,712
Honeywell International Inc.	54,600	3,048,864
L-3 Communications Holdings Inc.	7,800	577,278
Lockheed Martin Corp.	25,700	2,237,956
Northrop Grumman Corp.	29,300	1,869,047
Raytheon Co.	26,400	1,493,976
Rockwell Collins Inc.	8,600	424,410

Total Aerospace & Defense		12,105,243

Air Freight & Logistics - 0.4%
FedEx Corp.	22,100	2,024,581

Building Products - 0.1%
Owens Corning Inc.	9,600	273,984	*

Commercial Services & Supplies - 0.1%
Republic Services Inc.	15,700	415,422

Construction & Engineering - 0.1%
KBR Inc.	11,300	279,223
Quanta Services Inc.	14,900	358,643	*
URS Corp.	6,000	209,280

Total Construction & Engineering		847,146

Electrical Equipment - 0.6%
Emerson Electric Co.	51,400	2,394,212
Rockwell Automation Inc.	10,000	660,600

Total Electrical Equipment		3,054,812

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2012

SECURITY	SHARES	VALUE
Industrial Conglomerates - 7.2%
3M Co.	53,800	$4,820,480
General Electric Co.	1,072,000	22,340,480
Tyco International Ltd.	34,700	1,833,895
United Technologies Corp.	94,500	7,137,585

Total Industrial Conglomerates		36,132,440

Machinery - 2.3%
Cummins Inc.	14,600	1,414,886
Deere & Co.	31,000	2,506,970
Dover Corp.	12,900	691,569
Eaton Corp.	15,800	626,154
Flowserve Corp.	5,500	631,125
Illinois Tool Works Inc.	33,400	1,766,526
Ingersoll-Rand PLC	20,900	881,562
Kennametal Inc.	6,000	198,900
PACCAR Inc.	25,000	979,750
Parker Hannifin Corp.	12,100	930,248
Snap-on Inc.	4,100	255,225
Timken Co.	7,000	320,530
WABCO Holdings Inc.	4,500	238,185	*

Total Machinery		11,441,630

Professional Services - 0.1%
Dun & Bradstreet Corp.	3,900	277,563

Road & Rail - 0.7%
CSX Corp.	72,700	1,625,572
Norfolk Southern Corp.	25,300	1,815,781

Total Road & Rail		3,441,353

TOTAL INDUSTRIALS		70,014,174

INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 1.4%
Cisco Systems Inc.	375,100	6,440,467
Harris Corp.	7,900	330,615

Total Communications Equipment		6,771,082

Computers & Peripherals - 0.1%
Seagate Technology PLC	19,900	492,127

Electronic Equipment, Instruments & Components - 0.6%
Agilent Technologies Inc.	24,300	953,532
Arrow Electronics Inc.	16,400	538,084	*
Avnet Inc.	21,200	654,232	*
Ingram Micro Inc., Class A Shares	19,200	335,424	*
Jabil Circuit Inc.	14,500	294,785
Molex Inc.	12,300	294,462

Total Electronic Equipment, Instruments & Components		3,070,519

Internet Software & Services - 0.2%
Yahoo! Inc.	65,100	1,030,533	*

IT Services - 3.9%
Fidelity National Information Services Inc.	22,700	773,616
Global Payments Inc.	4,200	181,566
International Business Machines Corp.	91,700	17,934,686
Western Union Co.	46,400	781,376

Total IT Services		19,671,244

Office Electronics - 0.1%
Xerox Corp.	94,300	742,141

Semiconductors & Semiconductor Equipment - 3.2%
Applied Materials Inc.	98,700	1,131,102
Avago Technologies Ltd.	13,000	466,700
Intel Corp.	404,000	10,766,600

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2012

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 3.2% (continued)
KLA-Tencor Corp.	12,700	$625,475
Micron Technology Inc.	52,900	333,799	*
Texas Instruments Inc.	90,100	2,584,969

Total Semiconductors & Semiconductor Equipment		15,908,645

Software - 5.4%
CA Inc.	74,900	2,029,041
Microsoft Corp.	588,200	17,993,038
Oracle Corp.	233,700	6,940,890

Total Software		26,962,969

TOTAL INFORMATION TECHNOLOGY		74,649,260

MATERIALS - 2.4%
Chemicals - 1.5%
Air Products & Chemicals Inc.	11,300	912,249
Albemarle Corp.	6,300	375,732
Ashland Inc.	5,800	401,998
Celanese Corp., Series A Shares	7,200	249,264
CF Industries Holdings Inc.	4,600	891,204
E.I. du Pont de Nemours & Co.	58,100	2,938,117
Eastman Chemical Co.	11,600	584,292
PPG Industries Inc.	11,700	1,241,604

Total Chemicals		7,594,460

Containers & Packaging - 0.4%
Ball Corp.	27,700	1,137,085
Crown Holdings Inc.	14,300	493,207	*
Sonoco Products Co.	9,200	277,380

Total Containers & Packaging		1,907,672

Metals & Mining - 0.2%
Nucor Corp.	11,800	447,220
Reliance Steel & Aluminum Co.	7,000	353,500

Total Metals & Mining		800,720

Paper & Forest Products - 0.3%
Domtar Corp.	3,800	291,498
International Paper Co.	32,700	945,357
MeadWestvaco Corp.	19,300	554,875

Total Paper & Forest Products		1,791,730

TOTAL MATERIALS		12,094,582

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T Inc.	279,900	9,981,234

UTILITIES - 3.7%
Electric Utilities - 2.0%
American Electric Power Co. Inc.	33,300	1,328,670
Duke Energy Corp.	114,200	2,633,452
Edison International	42,000	1,940,400
Entergy Corp.	12,400	841,836
NextEra Energy Inc.	27,400	1,885,394
NV Energy Inc.	32,500	571,350
Pepco Holdings Inc.	16,400	320,948
Pinnacle West Capital Corp.	5,900	305,266

Total Electric Utilities		9,827,316

Gas Utilities - 0.1%
Atmos Energy Corp.	8,900	312,123
Energen Corp.	7,500	338,475

Total Gas Utilities		650,598

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2012

SECURITY		SHARES	VALUE
Independent Power Producers & Energy Traders - 0.1%
AES Corp.		57,600	$739,008	*

Multi-Utilities - 1.4%
Alliant Energy Corp.		9,400	428,358
Ameren Corp.		17,000	570,180
Consolidated Edison Inc.		13,800	858,222
DTE Energy Co.		20,400	1,210,332
Integrys Energy Group Inc.		7,000	398,090
MDU Resources Group Inc.		14,500	313,345
NiSource Inc.		20,600	509,850
OGE Energy Corp.		4,200	217,518
Public Service Enterprise Group Inc.		23,800	773,500
Sempra Energy		16,700	1,150,296
TECO Energy Inc.		19,900	359,394

Total Multi-Utilities			6,789,085

Water Utilities - 0.1%
American Water Works Co. Inc.		13,000	445,640

TOTAL UTILITIES			18,451,647

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $436,456,643)			491,622,334

	RATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.3%
State Street Institutional Liquid Reserves Fund (Cost - $6,362,097)	0.194%	$6,362,097	6,362,097

TOTAL INVESTMENTS - 99.7% (Cost - $442,818,740#)			497,984,431
Other Assets in Excess of Liabilities - 0.3%			1,460,181

TOTAL NET ASSETS - 100.0%			$499,444,612

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Diversified Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$491,622,334	—	—	$491,622,334
Short-term investments†	6,362,097	—	—	6,362,097

Total investments	$497,984,431	—	—	$497,984,431

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$60,131,990
Gross unrealized depreciation	(4,966,299)

Net unrealized appreciation	$55,165,691

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2012, the Fund did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date:	August 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date:	August 22, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2012